RESTRICTED CASH	12 Months Ended
Dec. 31, 2013
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH
8. RESTRICTED CASH

Restricted cash, as of December 31, 2013 and December 31, 2012, was as follows:

	As of December 31,	As of December 31,
	2013	2012

Retention accounts	$-	$1,311
Short term restricted cash accounts	-	1,311
Letters of guarantee	31	31
Long term restricted cash accounts	31	31

	$31	$1,342

As of December 31, 2013, the Company retained letters of guarantee in the amount of $31. As of December 31, 2013, the Company had a waiver regarding the minimum liquidity of $250 for the Portigon AG Credit Facility. Please refer to Note 16 for further details in respect of minimum liquidity.

As of December 31, 2012, the Company retained in its bank accounts an amount of $1,311 following the disposal of vessels Hiona and Hiotissa. This amount referred to cash that could be withheld at any time by Piraeus Bank as the Company was in breach of the covenants under the respective Credit Facility and which was used as per the final agreement reached with Piraeus Bank on April 10, 2013 as follows: (a) $280 for payment of trade debt of the two vessels and (b) $1,031 for the settlement of outstanding loan liabilities at the bank’s discretion.